UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4257

DWS Variable Series I

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS Bond VIP

	Principal Amount ($)(a)	Value ($)

Corporate Bonds 21.6%
Consumer Discretionary 1.2%
Avis Budget Car Rental LLC, 7.625%, 5/15/2014 (b)	84,000	82,530
Caesars Entertainment, Inc.:
7.875%, 3/15/2010 (b)	248,000	252,960
8.125%, 5/15/2011 (b)	168,000	171,360
Comcast Cable Holdings LLC, 10.125%, 4/15/2022	168,000	224,130
Dex Media East LLC/Financial, 12.125%, 11/15/2012	132,000	140,910
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	75,000	75,000
INVISTA, 144A, 9.25%, 5/1/2012	334,000	350,700
Quebecor Media, Inc., 144A, 7.75%, 3/15/2016 (c)	65,000	62,400
Station Casinos, Inc., 6.5%, 2/1/2014 (b)	274,000	241,120

TCI Communications, Inc., 8.75%, 8/1/2015	511,000	592,376
Valassis Communications, Inc., 8.25%, 3/1/2015 (b)	127,000	110,490
Viacom, Inc., 5.75%, 4/30/2011	458,000	462,430

		2,766,406
Consumer Staples 0.9%
Constellation Brands, Inc.:
7.25%, 9/1/2016	161,000	161,000
144A, 7.25%, 5/15/2017	165,000	165,000
CVS Caremark Corp.:
6.25%, 6/1/2027	332,000	321,748
6.302%, 6/1/2037	1,050,000	1,020,462
Dean Foods Co., 7.0%, 6/1/2016	205,000	194,750
SUPERVALU, Inc., 7.5%, 11/15/2014	105,000	106,838

		1,969,798
Energy 1.6%
Allis-Chalmers Energy, Inc., 8.5%, 3/1/2017	165,000	159,638
Basic Energy Services, Inc., 7.125%, 4/15/2016 (b)	108,000	105,030
Canadian Natural Resources Ltd., 6.5%, 2/15/2037	180,000	179,560
Dynegy Holdings, Inc., 144A, 7.5%, 6/1/2015	288,000	277,920
Enbridge Energy Partners LP, 8.05%, 10/1/2037	61,000	61,922
Enterprise Products Operating LP, 8.375%, 8/1/2066	367,000	377,185
Forest Oil Corp., 144A, 7.25%, 6/15/2019	64,000	64,000
GAZ Capital (Gazprom), 144A, 6.212%, 11/22/2016	119,000	117,953
Southern Union Co., 7.2%, 11/1/2066	190,000	190,866
Tesoro Corp., 6.625%, 11/1/2015	231,000	231,000
TransCanada PipeLines Ltd., 6.35%, 5/15/2067	684,000	656,465
Valero Energy Corp., 6.625%, 6/15/2037	560,000	568,336
Williams Partners LP, 7.25%, 2/1/2017	204,000	208,080
XTO Energy, Inc., 6.75%, 8/1/2037	475,000	495,629

		3,693,584
Financials 10.2%
AES El Salvador Trust, 144A, 6.75%, 2/1/2016	475,000	466,689
American International Group, Inc., 6.25%, 3/15/2037	1,100,000	1,035,604
Arch Western Finance, 6.75%, 7/1/2013	216,000	211,680
Axa, 144A, 6.379%, 12/14/2049	500,000	450,817
Banco Mercantil del Norte SA, Series A, 144A, 6.862%, 10/13/2021	362,000	361,340
Banque Centrale de Tunisie, 8.25%, 9/19/2027	80,000	96,400
Bear Stearns Companies, Inc., 6.4%, 10/2/2017	1,150,000	1,144,890
Catlin Insurance Co., Ltd., 144A, 7.249%, 12/31/2049	208,000	196,189
ComEd Financing III, 6.35%, 3/15/2033	238,000	203,810
Corp. Andina de Fomento:
5.75%, 1/12/2017 (b)	315,000	309,011
6.875%, 3/15/2012	115,000	121,826
Discover Financial Services, 144A, 6.234% *, 6/11/2010	550,000	537,531
Erac USA Finance Co., 144A, 8.0%, 1/15/2011	330,000	355,791
ESI Tractebel Acquisition Corp., Series B, 7.99%, 12/30/2011	122,000	125,823
Farmers Exchange Capital, 144A, 7.2%, 7/15/2048	385,000	375,585
Ford Motor Credit Co., LLC:
7.8%, 6/1/2012	100,000	95,130
8.11% *, 1/13/2012	109,000	102,995
FPL Group Capital, Inc.:
6.65%, 6/15/2067	360,000	346,805
Series D, 7.3%, 9/1/2067	63,000	64,878
General Electric Capital Corp., 5.0%, 4/10/2012	654,000	647,796

Glen Meadow Pass-Through Trust, 144A, 6.505%, 2/12/2067		605,000	581,526
GMAC LLC:
6.625%, 5/15/2012		399,000	372,309
8.0%, 11/1/2031		45,000	44,149
Goldman Sachs Capital II, 5.793%, 12/29/2049		1,720,000	1,627,548
ICICI Bank Ltd., 144A, 5.75%, 1/12/2012		555,000	547,379
JPMorgan Chase Capital XXII, Series V, 6.45%, 2/2/2037 (b)		66,000	60,823
Kazakhstan Temir Zholy, 7.0%, 5/11/2016		250,000	256,205
Lloyds TSB Group PLC, 144A, 6.267%, 12/31/2049		285,000	260,683
Mangrove Bay Pass-Through Trust, 144A, 6.102%, 7/15/2033		540,000	500,963
Mellon Capital IV, Series 1, 6.244%, 6/29/2049		75,000	74,171
Merrill Lynch & Co., Inc.:
6.11%, 1/29/2037		450,000	423,543
6.22%, 9/15/2026		420,000	411,330
MUFG Capital Finance 1 Ltd., 6.346%, 7/29/2049		945,000	898,286
NLV Financial Corp., 144A, 6.5%, 3/15/2035		734,000	678,205
Oil Insurance Ltd., 144A, 7.558%, 12/29/2049		1,505,000	1,533,475
Red Arrow International Leasing, "A", 8.375%, 6/30/2012	RUB	3,757,635	153,430
Royal Bank of Scotland Group PLC, 7.64%, 3/31/2049 (c)		1,475,000	1,475,000
SMFG Preferred Capital, 144A, 6.078%, 1/29/2049		1,100,000	1,017,159
SPI Electricity & Gas Australia Holdings Property Ltd., 144A, 6.15%, 11/15/2013		425,000	432,995
Standard Chartered Bank, 144A, 6.4%, 9/26/2017		345,000	345,522
SunTrust Preferred Capital I, 5.853%, 12/15/2011		221,000	216,851
The Travelers Companies, Inc., 6.25%, 3/15/2037 (b)		210,000	203,040
UDR, Inc., Series E, (REIT), 3.9%, 3/15/2010		245,000	239,179
Wachovia Capital Trust III, 5.8%, 3/15/2042		1,635,000	1,624,031
Washington Mutual Preferred Funding III, 144A, 6.895%, 12/31/2049		600,000	562,634
White Mountains RE Group, Ltd., 144A, 6.375%, 3/20/2017		275,000	267,322
Woori Bank, 144A, 6.208%, 5/2/2037		470,000	443,255
XL Capital Ltd., Series E, 6.5%, 12/31/2049		1,021,000	953,642

			23,455,245
Health Care 0.2%
Community Health Systems, Inc., 144A, 8.875%, 7/15/2015		179,000	183,923
Quest Diagnostics, Inc., 6.95%, 7/1/2037		260,000	267,608

			451,531
Industrials 1.0%
America West Airlines, Inc., Series 99-1, 7.93%, 1/2/2019		211,466	223,097
Arizona Public Service Co., 5.625%, 5/15/2033		550,000	484,839
Grant Prideco, Inc., Series B, 6.125%, 8/15/2015		82,000	79,540
Iron Mountain, Inc., 8.625%, 4/1/2013		70,000	70,875
Kansas City Southern de Mexico SA de CV, 9.375%, 5/1/2012		289,000	302,728
Northwest Pipelines Corp., 5.95%, 4/15/2017		450,000	437,062
R.H. Donnelley, Inc., 10.875%, 12/15/2012		57,000	60,705
SemGroup LP, 144A, 8.75%, 11/15/2015		132,000	129,030
TransDigm, Inc., 7.75%, 7/15/2014		22,000	22,220
United States Steel Corp., 5.65%, 6/1/2013		441,000	432,524

			2,242,620
Information Technology 0.6%
Broadridge Financial Solutions, Inc., 6.125%, 6/1/2017		494,000	468,807
Seagate Technology HDD Holdings:
6.375%, 10/1/2011 (b)		255,000	250,537
6.8%, 10/1/2016		67,000	65,493
Tyco Electronics Group SA, 144A, 6.0%, 10/1/2012		575,000	581,982

			1,366,819

Materials 0.8%
Celulosa Arauco y Constitucion SA:
5.125%, 7/9/2013 (b)	274,000	267,676
5.625%, 4/20/2015	385,000	374,078
Domtar, Inc., 5.375%, 12/1/2013	190,000	173,850
Equistar Chemicals LP, 10.125%, 9/1/2008	18,000	18,585
Georgia-Pacific Corp., 8.125%, 5/15/2011 (b)	351,000	356,265
Huntsman International LLC, 7.375%, 1/1/2015	104,000	108,680
Lyondell Chemical Co.:
8.0%, 9/15/2014	61,000	67,100
10.5%, 6/1/2013 (b)	55,000	59,125
Momentive Performance Materials, Inc., 144A, 9.75%, 12/1/2014	230,000	227,700
Pliant Corp., 11.625%, 6/15/2009 (PIK)	7	8
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012	85,000	83,429
The Mosaic Co., 144A, 7.375%, 12/1/2014	157,000	164,850
Westlake Chemical Corp., 6.625%, 1/15/2016	37,000	35,150

		1,936,496
Telecommunication Services 0.9%
Axtel SAB de CV, 144A, 7.625%, 2/1/2017	82,000	80,770
Citizens Communications Co., 9.0%, 8/15/2031	88,000	89,320
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	172,000	174,804
Qwest Corp.:
7.5%, 10/1/2014	265,000	275,600
7.625%, 6/15/2015	309,000	323,678
SK Telecom Co., Ltd., 144A, 6.625%, 7/20/2027	300,000	304,172
Telecom Italia Capital, 6.2%, 7/18/2011	175,000	179,322
US Unwired, Inc., Series B, 10.0%, 6/15/2012	480,000	514,730

		1,942,396
Utilities 4.2%
AES Corp.:
144A, 8.75%, 5/15/2013	70,000	73,237
9.5%, 6/1/2009	99,000	102,960
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012	365,000	391,462
Baltimore Gas & Electric Co., 6.35%, 10/1/2036	260,000	257,010
CMS Energy Corp., 8.5%, 4/15/2011	35,000	37,587
Commonwealth Edison Co.:
Series 98, 6.15%, 3/15/2012	550,000	564,641
6.95%, 7/15/2018	393,000	404,299
Constellation Energy Group, 7.6%, 4/1/2032	205,000	228,707
Dominion Resources, Inc.:
Series 06-B, 6.3%, 9/30/2066	330,000	326,947
7.5%, 6/30/2066	935,000	951,055
Edison Mission Energy:
144A, 7.0%, 5/15/2017	57,000	56,145
7.5%, 6/15/2013	208,000	213,200
Energy East Corp., 6.75%, 7/15/2036	545,000	556,254
Entergy Mississippi, Inc., 5.92%, 2/1/2016	225,000	219,923
Exelon Generation Co., LLC, 6.2%, 10/1/2017	590,000	590,475
FPL Energy National Wind, 144A, 5.608%, 3/10/2024	494,999	487,342
Integrys Energy Group, Inc., 6.11%, 12/1/2066	580,000	538,827
Intergen NV, 144A, 9.0%, 6/30/2017	150,000	157,500
Mirant Mid Atlantic LLC, Series A, 8.625%, 6/30/2012	115,810	120,491
NRG Energy, Inc.:
7.375%, 2/1/2016	30,000	30,075

7.375%, 1/15/2017	63,000	63,000
Pedernales Electric Cooperative, Series 2002-A, 144A, 6.202%, 11/15/2032	315,000	316,525
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067	830,000	797,464
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009 (b)	111,000	118,993
Regency Energy Partners LP, 8.375%, 12/15/2013	150,000	157,125
Sierra Pacific Power Co., Series P, 6.75%, 7/1/2037	550,000	552,883
TXU Corp., 7.48%, 1/1/2017	387,152	395,391
Wisconsin Energy Corp., Series A, 6.25%, 5/15/2067	955,000	900,356

		9,609,874

Total Corporate Bonds (Cost $50,394,415)		49,434,769
Asset Backed 0.6%
Automobile Receivables 0.0%
Drive Auto Receivables Trust, "A2", Series 2005-2, 144A, 4.12%, 1/15/2010	91,550	91,394
Home Equity Loans 0.6%
Chase Funding Loan Acquisition Trust, "IA5", Series 2001-C2, 6.468%, 2/25/2013	787,233	784,963
Soundview Home Equity Loan Trust, "A2", Series 2005-CTX1, 5.195%, 11/25/2035	565,045	560,883

		1,345,846

Total Asset Backed (Cost $1,440,395)		1,437,240
Mortgage Backed Securities Pass-Throughs 14.3%
Federal Home Loan Mortgage Corp.:
5.5%, with various maturities from 11/15/2016 until 8/1/2024	1,881,510	1,874,615
6.5%, 3/1/2026	1,613,746	1,676,524
Federal National Mortgage Association:
4.5%, with various maturities from 5/1/2019 until 6/1/2034	6,140,238	5,903,553
5.0%, with various maturities from 7/1/2033 until 5/1/2034	2,024,425	1,938,546
5.5%, with various maturities from 1/1/2025 until 7/1/2037	12,991,450	12,759,416
6.0%, with various maturities from 4/1/2024 until 3/1/2025	1,579,552	1,589,486
6.31%, 6/1/2008	1,700,000	1,698,439
6.5%, with various maturities from 3/1/2017 until 4/1/2037	5,221,796	5,319,336
8.0%, 9/1/2015	37,303	39,545

Total Mortgage Backed Securities Pass-Throughs (Cost $32,881,505)		32,799,460
Commercial and Non-Agency Mortgage-Backed Securities 36.7%
Adjustable Rate Mortgage Trust, "3A31", Series 2005-10, 5.42% *, 1/25/2036	820,000	790,355
American Home Mortgage Investment Trust, "5A3", Series 2005-2, 5.077%, 9/25/2035	1,050,000	1,043,525
Banc of America Commercial Mortgage, Inc., "A4", Series 2005-5, 5.115%, 10/10/2045	885,000	865,128
Banc of America Funding Corp., "1A14", Series 2007-1, 5.75%, 1/25/2037	1,216,883	1,222,099
Banc of America Mortgage Securities, Inc., "1A20", Series 2005-3, 5.5%, 4/25/2035	1,095,000	1,093,423
Bear Stearns Adjustable Rate Mortgage Trust:
"A1", Series 2006-1, 4.625% *, 2/25/2036	2,622,174	2,574,304
"2A1", Series 2006-4, 5.809% *, 10/25/2036	769,337	774,129
"3A1", Series 2007-5, 6.0% *, 8/25/2047	1,726,451	1,691,382
"22A1", Series 2007-4, 6.012% *, 6/25/2047	1,707,227	1,683,689
Bear Stearns Commercial Mortgage Securities:
"A2", Series 2007-PW16, 5.661% *, 6/11/2040	1,650,000	1,675,377
"AAB", Series 2007-PW16, 5.713% *, 6/11/2040	1,200,000	1,210,989
Chase Mortgage Finance Corp., "3A1", Series 2005-A1, 5.275% *, 12/25/2035	1,342,921	1,337,404
Citicorp Mortgage Securities, Inc., "3A1", Series 2004-1, 4.75%, 1/25/2034	1,721,149	1,682,665
Citigroup Mortgage Loan Trust, Inc.:
"1A2", Series 2006-AR2, 5.535% *, 3/25/2036	1,150,066	1,152,734
"2A1A", Series 2007-AR8, 5.929% *, 7/25/2037	769,911	765,099
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	669,300	681,431

CitiMortgage Alternative Loan Trust, "A1", Series 2006-A2, 6.0%, 5/25/2036	1,151,025	1,163,043
Countrywide Alternative Loan Trust:
"1A1", Series 2004-2CB, 4.25%, 3/25/2034	391,923	384,650
"A1", Series 2004-1T1, 5.0%, 2/25/2034	413,820	410,947
"A2", Series 2002-18, 5.25%, 2/25/2033	737,591	734,485
"A2", Series 2003-21T1, 5.25%, 12/25/2033	597,114	594,786
"A2", Series 2004-1T1, 5.5%, 2/25/2034	274,833	274,560
Countrywide Capital Cobalt, "AAB", Series 2006-C1, 5.223%, 8/15/2048	559,000	547,668
Countrywide Home Loans:
"2A2C", Series 2006-HYB1, 5.219% *, 3/20/2036	930,000	927,859
"2A1", Series 2006-HYB1, 5.339% *, 3/20/2036	663,082	661,735
"A1", Series 2005-29, 5.75%, 12/25/2035	1,204,574	1,170,320
"A2", Series 2006-1, 6.0%, 3/25/2036	904,230	898,579
Credit Suisse Mortgage Capital Certificates, Inc.:
"3A1", Series 2006-9, 6.0%, 11/25/2036	1,365,411	1,336,823
"3A19", Series 2007-5, 6.0%, 8/25/2037	1,142,012	1,119,439
Deutsche Mortgage & Asset Receiving Corp., "A2", Series 1998-C1, 6.538%, 6/15/2031	48,156	48,069
First Franklin Mortgage Loan Asset Backed Certificate, "A2A", Series 2007-FFC, 5.281% *, 6/25/2027	910,683	901,967
First Horizon Alternative Mortgage Securities, "1A18", Series 2005-FA8, 5.5%, 11/25/2035	878,926	878,277
GE Capital Commercial Mortgage Corp., "AJ", Series 2007-C1, 5.677%, 12/10/2049	580,000	562,170
GMAC Mortgage Corp. Loan Trust:
"A15", Series 2004-J1, 5.25%, 4/25/2034	474,291	473,767
"A1", Series 2006-J1, 5.75%, 4/25/2036	1,209,056	1,214,858
Greenwich Capital Commercial Funding Corp., "A2", Series 2007-GG9, 5.381%, 3/10/2039	775,000	776,567
GS Mortgage Securities Corp. II:
"A2", Series 2006-GG8, 5.479%, 11/10/2039	1,100,000	1,109,668
"A2", Series 2007-GG10, 5.778%, 8/10/2045	1,640,000	1,666,792
"AAB", Series 2007-GG10, 5.799% *, 8/10/2045	1,620,000	1,640,384
"J", Series 2007-GG10, 144A, 5.799% *, 8/10/2045	1,096,000	842,945
"K", Series GG10, 144A, 5.799% *, 8/10/2045	767,000	557,310
GSR Mortgage Loan Trust, "2A1", Series 2007-AR1, 6.01% *, 3/25/2037	1,726,218	1,741,928
Indymac Index Mortgage Loan Trust, "3A1", Series 2006-AR33, 5.781% *, 1/25/2037	871,981	873,362
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A3A1", Series 2005-LDP4, 4.871%, 10/15/2042	235,000	232,406
"ASB", Series 2007-CB19, 5.73% *, 2/12/2049	880,000	888,639
"F", Series 2007-LD11, 5.819% *, 6/15/2049	650,000	589,598
"H", Series 2007-LD11, 144A, 5.819% *, 6/15/2049	460,000	387,786
"G", Series 2007-LD11, 144A, 5.819% *, 6/15/2049	760,000	675,000
"ASB", Series 2007-LD12, 5.833%, 2/15/2051	1,175,000	1,187,793
JPMorgan Mortgage Trust, "2A4", Series 2006-A2, 5.755% *, 4/25/2036	1,420,000	1,414,293
Master Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020	919,600	911,985
"5A1", Series 2005-2, 6.5%, 12/25/2034	117,241	118,413
"8A1", Series 2004-3, 7.0%, 4/25/2034	28,518	28,728
Master Asset Securitization Trust, "2A7", Series 2003-9, 5.5%, 10/25/2033	550,932	535,092
Merrill Lynch Mortgage Investors Trust, "A2", Series 2005-A5, 4.566%, 6/25/2035	105,000	102,727
Merrill Lynch/Countrywide Commercial Mortgage Trust, "ASB", Series 2007-5, 5.362%, 8/12/2048	1,000,000	983,733
Morgan Stanley Capital I:
"A2", Series 2007-HQ11, 5.359%, 2/12/2044	1,600,000	1,601,449
"AAB", Series 2007-IQ14, 5.654%, 4/15/2049	1,105,000	1,105,413
"F", Series 1998-HF1, 144A, 7.18%, 3/15/2030	925,000	929,103
New York Mortgage Trust, "2A3", Series 2006-1, 5.651% *, 5/25/2036	1,100,000	1,107,605

Residential Accredit Loans, Inc.:
"3A1", Series 2006-QS18, 5.75%, 12/25/2021	846,848	851,738
"CB", Series 2004-QS2, 5.75%, 2/25/2034	572,861	560,151
Residential Funding Mortgage Security I, "2A2", Series 2007-SA1, 5.623% *, 2/25/2037	1,468,834	1,464,206
Sequoia Mortgage Trust, "2A1", Series 2007-1, 5.825% *, 2/20/2047	1,491,758	1,496,069
Structured Adjustable Rate Mortgage Loan Trust:
"1A4", Series 2005-22, 5.25%, 12/25/2035	1,160,000	1,158,033
"6A3", Series 2005-21, 5.4%, 11/25/2035	740,000	699,054
"5A1", Series 2005-18, 5.529% *, 9/25/2035	556,058	556,952
"7A4", Series 2006-1, 5.62%, 2/25/2036	930,000	899,234
Structured Asset Securities Corp., "2A1", Series 2003-1, 6.0%, 2/25/2018	4,869	4,901
SunTrust Adjustable Rate Mortgage Loan Trust, "3A1", Series 2007-4, 6.007% *, 10/25/2037	1,715,000	1,714,330
Wachovia Bank Commercial Mortgage Trust:
"A3", Series 2007-C30, 5.246%, 12/15/2043	770,000	765,946
"A2", Series 2007-C31, 5.421%, 4/15/2047	1,080,000	1,081,041
"H", Series 2007-C32, 144A, 5.929% *, 6/15/2049	770,000	647,388
"J", Series 2007-C32, 144A, 5.929% *, 6/15/2049	770,000	609,650
"K", Series 2007-C32, 144A, 5.929% *, 6/15/2049	1,010,000	743,627
Wachovia Mortgage Loan Trust LLC, "3A1", Series 2005-B, 5.171% *, 10/20/2035	1,185,732	1,170,288
Washington Mutual Mortgage Pass-Through Certificates Trust:
"2A1", Series 2002-S8, 4.5%, 1/25/2018	45,278	45,161
"1A3", Series 2005-AR16, 5.104% *, 12/25/2035	825,000	814,194
"1A1", Series 2006-AR18, 5.349% *, 1/25/2037	1,283,112	1,278,205
"4A1", Series 2007-HY3, 5.349% *, 3/25/2037	1,732,465	1,720,193
"1A1", Series 2007-HY4, 5.559% *, 4/25/2037	1,526,957	1,521,681
"1A1", Series 2007-HY2, 5.633% *, 12/25/2036	1,492,233	1,496,201
Wells Fargo Mortgage Backed Securities Trust:
"B1", Series 2005-AR12, 4.324% *, 7/25/2035	761,338	741,297
"2A5", Series 2006-AR2, 5.095% *, 3/25/2036	2,750,136	2,726,365
"A4", Series 2005-AR14, 5.386% *, 8/25/2035	945,000	909,949
"2A5", Series 2006-AR1, 5.554% *, 3/25/2036	935,000	899,569
"1A3", Series 2006-6, 5.75%, 5/25/2036	929,161	933,730

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $84,632,722)		84,065,607
Collateralized Mortgage Obligations 5.8%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044	320,474	325,325
Federal Home Loan Mortgage Corp.:
"WJ", Series 2557, 5.0%, 7/15/2014	528,370	528,391
"PD", Series 2844, 5.0%, 12/15/2032	1,580,000	1,529,058
"EG", Series 2836, 5.0%, 12/15/2032	1,580,000	1,527,120
"TE", Series 2780, 5.0%, 1/15/2033	1,150,000	1,115,077
"PD", Series 2893, 5.0%, 2/15/2033	800,000	772,225
"OG", Series 2889, 5.0%, 5/15/2033	685,000	660,369
"PE", Series 2898, 5.0%, 5/15/2033	335,000	323,137
"ND", Series 2950, 5.0%, 6/15/2033	1,140,000	1,095,220
"PD", Series 2939, 5.0%, 7/15/2033	535,000	515,034
"KG", Series 2987, 5.0%, 12/15/2034	1,470,000	1,410,583
"CH", Series 2390, 5.5%, 12/15/2016	200,000	200,742
"PE", Series 2522, 5.5%, 3/15/2022	950,000	947,223

Federal National Mortgage Association:
"EG", Series 2005-22, 5.0%, 11/25/2033	750,000	720,979
"OG", Series 2001-69, 5.5%, 12/25/2016	750,000	750,266
"PG", Series 2002-3, 5.5%, 2/25/2017	500,000	500,044

"QC", Series 2002-11, 5.5%, 3/25/2017		271,522	271,712
"ZQ", Series G92-9, 7.0%, 12/25/2021		72,054	72,631

Total Collateralized Mortgage Obligations (Cost $13,418,319)			13,265,136
Government and Agency Obligations 16.4%
Sovereign Bonds 2.1%
Dominican Republic, Series REG S, 8.625%, 4/20/2027		100,000	113,000
Government of Indonesia:
Series FR-23, 11.0%, 12/15/2012	IDR	100,000,000	11,794
Series FR-26, 11.0%, 10/15/2014	IDR	722,000,000	86,086
Series FR-33, 12.5%, 3/15/2013	IDR	600,000,000	75,067
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009	MYR	570,000	169,056
Government of Ukraine:
Series REG S, 6.385%, 6/26/2012		180,000	180,450
Series REG S, 6.58%, 11/21/2016		210,000	211,050
Nota do Tesouro Nacional, 10.0%, 1/1/2017	BRL	710,000	353,666
Republic of Argentina, Series X, 7.0%, 4/17/2017		520,000	432,481
Republic of Colombia, 7.375%, 9/18/2037		100,000	110,000
Republic of Egypt:
Series REG S, 8.75%, 7/18/2012	EGP	1,000,000	183,445
9.1%, 7/12/2010	EGP	380,000	70,267
9.1%, 9/20/2012	EGP	230,000	41,764
9.35%, 8/16/2010	EGP	80,000	14,769
Republic of El Salvador, Series REG S, 7.65%, 6/15/2035		90,000	100,800
Republic of Ghana, Series REG S, 8.5%, 10/4/2017		180,000	183,150
Republic of Pakistan, Series REG S, 6.875%, 6/1/2017		270,000	236,250
Republic of Panama:
6.7%, 1/26/2036		170,000	174,675
7.125%, 1/29/2026		220,000	237,600
7.25%, 3/15/2015		80,000	85,600
Republic of Peru:
8.2%, 8/12/2026	PEN	730,000	281,042
8.375%, 5/3/2016		80,000	93,800
Republic of Philippines, 8.25%, 1/15/2014		170,000	189,975
Republic of Turkey:
6.875%, 3/17/2036		130,000	123,987
Series CPI, 10.0%, 2/15/2012	TRY	290,000	239,760
16.0%, 3/7/2012	TRY	400,000	306,840
Republic of Venezuela:
7.65%, 4/21/2025		120,000	108,000
9.25%, 9/15/2027		230,000	238,050
State of Qatar, Series REG S, 9.75%, 6/15/2030		50,000	73,250

			4,725,674
US Treasury Obligations 14.3%
US Treasury Bonds:
4.75%, 2/15/2037		630,000	621,288
5.0%, 5/15/2037 (b)		2,674,000	2,742,938
6.0%, 2/15/2026 (b)		4,649,000	5,264,993
6.875%, 8/15/2025 (b)		260,000	320,694
8.125%, 8/15/2019		1,100,000	1,432,836
8.75%, 8/15/2020 (b)		32,000	44,005
US Treasury Inflation Index Note, 2.0%, 1/15/2014		4,925,295	4,854,494
US Treasury Notes:
4.0%, 2/15/2015 (b)		604,000	587,626
4.125%, 8/31/2012 (b)		11,200,000	11,154,506

4.25%, 9/30/2012	2,773,000	2,775,601
4.25%, 11/15/2014 (b)	891,000	882,438
4.5%, 4/30/2012	160,000	161,963
4.875%, 6/30/2012 (b)	1,838,000	1,889,407

		32,732,789

Total Government and Agency Obligations (Cost $37,672,497)		37,458,463
Municipal Bonds and Notes 2.8%
Gainesville, FL, Post-Employment Benefits Obligation Revenue, Retiree Health Care Plan, 4.6%, 10/1/2012 (d)	630,000	618,137
Georgia, Winder-Barrow Industrial Building Authority Revenue, Barrow County Economic Development, 5.65%, 10/1/2015 (d)	465,000	470,217
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013	670,000	663,749
Los Angeles, CA, Community Development Agency Tax Allocation Revenue, Adelante Eastside Project, Series C, 6.49%, 9/1/2037 (d)	945,000	959,080
Trenton, NJ, Core City General Obligation, School District Revenue, 4.7%, 4/1/2013 (d)	745,000	724,334
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013 (d)	1,420,000	1,421,818
Washington, State Economic Development Finance Authority Revenue, CSC Tacoma LLC Project, Series A, 3.8%, 10/1/2011 (d)	550,000	526,097
Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series B, 5.33%, 7/1/2021	1,060,000	1,024,024

Total Municipal Bonds and Notes (Cost $6,459,306)		6,407,456

	Shares	Value ($)

Preferred Stocks 0.2%
Arch Capital Group Ltd., 8.0%	4,202	108,333
Delphi Financial Group, Inc. 7.376%	18,000	417,825
Ford Motor Credit Co., LLC 7.375%	1,020	20,288

Total Preferred Stocks (Cost $578,444)		546,446
	Principal Amount ($)(a)	Value ($)

Time Deposit 0.3%
KBC Bank NV, 4.75%, 10/2/2007 (Cost $670,527)	670,527	670,527
	Shares	Value ($)

Securities Lending Collateral 11.5%
Daily Assets Fund Institutional, 5.38% (e) (f) (Cost $26,361,188)	26,361,188	26,361,188
Cash Equivalents 1.1%
Cash Management QP Trust, 5.14% (e) (Cost $2,507,375)	2,507,375	2,507,375
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $257,016,693)	111.3	254,953,667
Other Assets and Liabilities, Net (b)	(11.3)	(25,823,564)

Net Assets	100.0	229,130,103

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2007.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)

All or a portion of these securities were on loan amounting to $24,193,597. In addition, included in other assets and liabilities, net are pending sales amounting to 1,672,690, that are also on loan. The value of all securities loaned at September 30, 2007 amounted to $25,866,287 which is 11.3% of net assets.

(c)	When-issued/delayed delivery security.
(d)	Bond is insured by one of these companies:
		As a % of Total
	Insurance Coverage	Investment Portfolio
	Financial Guaranty Insurance Co.	0.3
	Financial Security Assurance, Inc.	0.6
	MBIA Corp.	0.6
	Radian Asset Assurance	0.4

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f) Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust

As of September 30, 2007, the Portfolio entered into the following open forward foreign currency exchange contracts:

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
USD	3,875	EUR	2,751	10/11/2007	49
USD	303,054	AUD	348,000	10/24/2007	5,410
USD	250,093	EUR	181,000	10/24/2007	8,169
NOK	1,635,000	EUR	205,789	10/24/2007	13,297
NOK	1,596,000	EUR	203,983	10/24/2007	7,978
USD	151,599	IDR	1,426,550,000	10/24/2007	4,019
USD	362,886	JPY	43,690,000	10/24/2007	18,624
USD	283,399	JPY	33,940,000	10/24/2007	12,973
NZD	331,151	JPY	31,000,000	10/24/2007	13,470
USD	283,413	JPY	33,160,000	10/24/2007	6,148
NZD	7,660	JPY	680,000	10/24/2007	257
MXN	1,703,000	USD	157,379	10/24/2007	1,942
MXN	1,900,000	USD	173,771	10/24/2007	354
USD	188,377	TRY	247,000	10/24/2007	14,578
USD	243,666	NZD	358,000	10/24/2007	27,020
JPY	3,146,254	NZD	40,053	10/24/2007	2,882

NZD	1,115,000	USD	875,727	10/24/2007	32,672
NZD	331,151	JPY	31,000,000	10/24/2007	6,845
USD	278,284	NOK	1,590,000	10/24/2007	16,583
EUR	186,122	NOK	1,496,000	10/24/2007	21,130
USD	255,784	GBP	129,000	10/24/2007	8,011
GBP	261,000	USD	534,006	10/24/2007	282
USD	274,658	SGD	414,000	10/24/2007	4,540
EUR	3,526	SEK	33,000	10/24/2007	339
USD	538,451	CHF	642,000	10/24/2007	14,044
EUR	603,723	CHF	992,000	10/24/2007	33,118
EUR	397,763	CHF	650,000	10/24/2007	18,434
USD	188,374	CNY	1,408,000	10/24/2007	22
USD	532,611	CNY	3,981,000	10/24/2007	63
Total net unrealized appreciation					293,253

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	(Depreciation) ($)
BRL	38,000	USD	19,771	10/24/2007	(904)
BRL	283,000	USD	138,116	10/24/2007	(15,859)
CAD	507,000	USD	486,277	10/24/2007	(23,589)
CAD	292,000	USD	276,848	10/24/2007	(16,803)
CAD	268,000	USD	253,553	10/24/2007	(15,963)
EUR	186,122	NOK	1,496,000	10/24/2007	(9,266)
EUR	187,000	USD	254,370	10/24/2007	(12,453)
EUR	205	SEK	1,924	10/24/2007	(14)
EUR	603,723	CHF	992,000	10/24/2007	(40,849)
EUR	397,763	CHF	650,000	10/24/2007	(26,608)
IDR	1,426,550,000	USD	149,596	10/24/2007	(6,022)
USD	258,095	JPY	29,260,000	10/24/2007	(2,590)
JPY	32,078,310	NZD	363,000	10/24/2007	(2,166)
JPY	32,920,000	USD	279,036	10/24/2007	(8,428)
JPY	32,570,000	USD	284,386	10/24/2007	(22)
TRY	115,000	USD	89,564	10/24/2007	(4,930)
TRY	253,000	USD	192,118	10/24/2007	(15,768)
TRY	61,000	USD	43,993	10/24/2007	(6,130)
TRY	173,000	USD	128,837	10/24/2007	(13,314)
TRY	146,000	USD	117,090	10/24/2007	(2,875)
NZD	363,000	JPY	32,078,310	10/24/2007	(3,484)
USD	279,562	NZD	365,000	10/24/2007	(3,584)
NZD	398,000	USD	274,608	10/24/2007	(26,321)
NOK	1,635,000	EUR	205,789	10/24/2007	(22,876)
NOK	1,596,000	EUR	203,983	10/24/2007	(12,903)
GBP	139,000	USD	278,483	10/24/2007	(5,760)
GBP	140,000	USD	281,516	10/24/2007	(4,772)
ZAR	36,000	USD	4,977	10/24/2007	(230)
ZAR	2,017,000	USD	279,044	10/24/2007	(12,711)
USD	82,910	UAH	416,000	10/24/2007	(140)

Total net unrealized depreciation	(317,334)

Currency Abbreviations
AUD	Australian Dollar	IDR	Indonesian Rupiah	SEK	Swedish Krona
BRL	Brazilian Real	JPY	Japanese Yen	SGD	Singapore Dollar
CAD	Canadian Dollar	MXN	Mexican Peso	TRY	Turkish Lira
CHF	Swiss Franc	MYR	Malaysian Ringgit	UAH	Ukraine Hryvna
CNY	Yuan Renminbi	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	ZAR	South African Rand
EUR	Euro	PEN	Peruvian Nouveau Sol
GBP	British Pound	RUB	New Russian Ruble

Included in the portfolio are investments in mortgage or asset-backed securities which are interest in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS Capital Growth VIP

	Shares	Value ($)

Common Stocks 98.1%
Consumer Discretionary 11.9%
Automobiles 0.6%
Harley-Davidson, Inc.	151,700	7,010,057
Hotels Restaurants & Leisure 1.3%
McDonald's Corp.	275,700	15,017,379
Household Durables 0.6%
Fortune Brands, Inc.	88,300	7,195,567
Media 2.0%
McGraw-Hill Companies, Inc.	172,900	8,802,339
Omnicom Group, Inc.	287,480	13,824,913

		22,627,252
Multiline Retail 3.4%
Kohl's Corp.*	223,800	12,830,454
Nordstrom, Inc.	93,900	4,402,971
Target Corp.	328,600	20,889,102

		38,122,527
Specialty Retail 2.9%
Best Buy Co., Inc.	89,400	4,114,188
GameStop Corp. "A"*	48,900	2,755,515
Lowe's Companies, Inc.	168,100	4,710,162
Staples, Inc.	583,465	12,538,663
Tiffany & Co.	162,600	8,512,110

		32,630,638
Textiles, Apparel & Luxury Goods 1.1%
Coach, Inc.*	249,900	11,812,773

Consumer Staples 11.6%
Beverages 3.9%
Diageo PLC	601,670	13,221,109
PepsiCo, Inc.	422,625	30,961,507

		44,182,616
Food & Staples Retailing 2.3%
Shoppers Drug Mart Corp. (a)	125,200	6,844,997
Walgreen Co.	402,400	19,009,376

		25,854,373
Food Products 2.6%
Dean Foods Co.	319,418	8,170,712
Groupe Danone	133,127	10,478,749
Kellogg Co.	196,400	10,998,400

		29,647,861
Household Products 2.8%
Colgate-Palmolive Co.	139,140	9,923,465
Procter & Gamble Co.	305,270	21,472,692

		31,396,157
Energy 13.8%
Energy Equipment & Services 6.7%
Baker Hughes, Inc.	235,700	21,300,209
Noble Corp.	224,000	10,987,200
Schlumberger Ltd.	304,100	31,930,500
Transocean, Inc.* (a)	99,240	11,219,082

		75,436,991
Oil, Gas & Consumable Fuels 7.1%
ConocoPhillips	152,260	13,363,860
Devon Energy Corp.	242,900	20,209,280
EOG Resources, Inc.	227,725	16,471,349
Valero Energy Corp.	142,345	9,562,737
XTO Energy, Inc.	332,966	20,590,618

		80,197,844
Financials 6.6%
Capital Markets 3.9%
Lehman Brothers Holdings, Inc.	160,400	9,901,492
Merrill Lynch & Co., Inc.	136,960	9,762,509
State Street Corp.	144,970	9,881,155
The Goldman Sachs Group, Inc.	30,000	6,502,200
UBS AG (Registered) (b)	28,700	1,528,275
UBS AG (Registered) (b)	118,011	6,345,277

		43,920,908
Consumer Finance 0.9%
American Express Co.	163,550	9,709,963
Diversified Financial Services 0.9%
CME Group, Inc.	17,937	10,535,297
Insurance 0.9%
Aflac, Inc.	182,324	10,399,761
Health Care 17.1%
Biotechnology 4.3%
Celgene Corp.*	108,000	7,701,480

Genentech, Inc.*	208,950	16,302,279
Gilead Sciences, Inc.*	612,620	25,037,779

		49,041,538
Health Care Equipment & Supplies 5.7%
Baxter International, Inc.	348,000	19,585,440
C.R. Bard, Inc.	116,900	10,309,411
Hologic, Inc.*	47,500	2,897,500
Medtronic, Inc.	314,100	17,718,381
Zimmer Holdings, Inc.*	164,340	13,309,897

		63,820,629
Health Care Providers & Services 1.9%
Laboratory Corp. of America Holdings*	108,400	8,480,132
UnitedHealth Group, Inc.	256,685	12,431,255

		20,911,387
Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc.*	200,000	11,544,000
Pharmaceuticals 4.2%
Abbott Laboratories	228,600	12,257,532
Eli Lilly & Co.	111,700	6,359,081
Johnson & Johnson	442,066	29,043,736

		47,660,349
Industrials 10.6%
Aerospace & Defense 3.9%
Goodrich Corp.	106,400	7,259,672
Honeywell International, Inc.	296,100	17,609,067
United Technologies Corp.	242,100	19,484,208

		44,352,947
Electrical Equipment 2.3%
Emerson Electric Co.	486,600	25,896,852
Industrial Conglomerates 1.6%
General Electric Co.	443,665	18,367,731
Machinery 2.1%
Caterpillar, Inc.	138,700	10,878,241
Parker Hannifin Corp.	112,600	12,592,058

		23,470,299
Road & Rail 0.7%
Canadian National Railway Co.	127,100	7,244,700
Information Technology 22.3%
Communications Equipment 2.9%
Cisco Systems, Inc.*	675,820	22,376,400
QUALCOMM, Inc.	242,800	10,260,728

		32,637,128
Computers & Peripherals 7.3%
Apple, Inc.*	200,735	30,820,852
EMC Corp.*	806,715	16,779,672
Hewlett-Packard Co.	318,400	15,853,136
International Business Machines Corp.	162,900	19,189,620

		82,643,280
Electronic Equipment & Instruments 0.6%
Mettler-Toledo International, Inc.*	64,100	6,538,200

Internet Software & Services 1.1%
Google, Inc. "A"*	21,725	12,323,941
IT Services 2.2%
Accenture Ltd. "A"	392,300	15,790,075
Paychex, Inc.	231,100	9,475,100

		25,265,175
Semiconductors & Semiconductor Equipment 3.8%
Broadcom Corp. "A"*	189,000	6,887,160
Intel Corp.	801,990	20,739,461
Texas Instruments, Inc.	415,610	15,207,170

		42,833,791
Software 4.4%
Adobe Systems, Inc.*	259,275	11,319,946
Electronic Arts, Inc.*	178,600	9,999,814
Microsoft Corp.	708,180	20,862,983
VMware, Inc. "A"* (a)	82,600	7,021,000

		49,203,743
Materials 3.2%
Chemicals
Ecolab, Inc.	239,700	11,313,840
Monsanto Co.	139,700	11,977,878
Praxair, Inc.	157,200	13,167,072

		36,458,790
Telecommunication Services 1.0%
Diversified Telecommunication Services 0.5%
AT&T, Inc.	133,600	5,652,616
Wireless Telecommunication Services 0.5%
American Tower Corp. "A"*	130,500	5,681,970

Total Common Stocks (Cost $698,723,120)		1,107,247,030
Securities Lending Collateral 1.9%
Daily Assets Fund Institutional, 5.38% (c) (d) (Cost $21,344,490)	21,344,490	21,344,490
Cash Equivalents 2.0%
Cash Management QP Trust, 5.14% (c) (Cost $22,499,996)	22,499,996	22,499,996
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $742,567,606)	102.0	1,151,091,516
Other Assets and Liabilities, Net	(2.0)	(22,219,759)

Net Assets	100.0	1,128,871,757

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2007 amounted to $20,725,633 which is 1.8% of net assets.
(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending.

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS Global Opportunities VIP

	Shares	Value ($)

Common Stocks 97.3%
Australia 2.1%
Babcock & Brown Ltd.	197,948	4,794,106
Sigma Pharmaceuticals Ltd. (a)	1,701,438	2,207,418

(Cost $6,014,805)		7,001,524
Bahrain 0.7%
Gulf Finance House EC (GDR) 144A* (Cost $2,369,925)	94,797	2,251,429
Bermuda 0.6%
Orient-Express Hotels Ltd. "A" (Cost $1,213,456)	39,300	2,014,911
Brazil 1.4%
Aracruz Celulose SA "B" (ADR) (Preferred) (a)	23,600	1,736,724
Diagnosticos da America SA	130,800	2,997,054

(Cost $3,390,921)		4,733,778
Canada 1.8%
Certicom Corp.*	301,900	695,069
Flint Energy Services Ltd.*	42,000	1,129,121
OPTI Canada, Inc.*	78,800	1,475,148
SunOpta, Inc.*	187,600	2,718,324

(Cost $5,679,252)		6,017,662
China 0.1%
Hidili Industry International Development Ltd.*	75,000	118,860
Sino-Ocean Land Holdings Ltd.*	179,500	253,992

(Cost $1,516,106)		372,852
France 3.6%
Business Objects SA*	23,467	1,048,443
Business Objects SA (ADR)* (a)	51,300	2,301,831
Financiere Marc de Lacharriere SA (a)	24,922	1,933,342
Flamel Technologies SA (ADR)* (a)	179,100	1,610,109
Haulotte Group	41,465	1,564,055
JC Decaux SA	98,757	3,473,040

(Cost $11,088,829)		11,930,820
Germany 13.3%
AWD Holding AG	81,583	2,723,854
Compugroup Holding AG*	58,064	1,219,657
Fresenius Medical Care AG & Co.	182,007	9,674,588
Grenkeleasing AG	40,817	1,587,014
Hypo Real Estate Holding AG (a)	51,140	2,909,716
M.A.X. Automation AG	333,329	2,942,743
Puma AG	3,767	1,618,164
QSC AG* (a)	263,312	1,397,778
Rational AG (a)	12,384	2,382,295
Software AG	25,069	2,351,993

Stada Arzneimittel AG (a)	96,934	6,323,043
United Internet AG (Registered) (a)	278,443	6,265,584
Wincor Nixdorf AG	37,934	3,135,753

(Cost $21,727,018)		44,532,182
Greece 5.1%
Coca-Cola Hellenic Bottling Co. SA	74,000	4,270,135
Hellenic Exchanges Holding SA	101,100	3,232,888
Piraeus Bank SA	208,275	7,428,502
Titan Cement Co. SA	44,100	2,278,315

(Cost $6,509,067)		17,209,840
Hong Kong 4.5%
K Wah International Holdings Ltd.	3,138,000	1,930,224
Kingboard Chemical Holdings Ltd.	936,240	5,951,191
Midland Holdings Ltd.	2,529,557	2,704,285
Wing Hang Bank Ltd.	371,500	4,261,647

(Cost $4,271,168)		14,847,347
Ireland 5.6%
Anglo Irish Bank Corp. PLC	281,388	5,313,535
C&C Group PLC (b)	5,663	46,806
C&C Group PLC (b)	157,608	1,294,943
FBD Holdings PLC	44,100	1,382,974
ICON PLC (ADR)*	60,700	3,097,521
Kingspan Group PLC	65,463	1,435,234
Paddy Power PLC	111,176	3,896,452
Ryanair Holdings PLC* (b)	320,632	2,284,053
Ryanair Holdings PLC* (b)	2,200	15,668

(Cost $8,780,460)		18,767,186
Italy 0.8%
Lottomatica SpA	39,601	1,433,228
Safilo Group SpA (a)	298,900	1,394,859

(Cost $3,262,692)		2,828,087
Japan 6.1%
AEON Credit Services Co., Ltd.	90,800	972,655
AEON Mall Co., Ltd.	141,000	4,304,159
ANEST IWATA Corp. (a)	60,000	315,358
JAFCO Co., Ltd.	21,900	807,784
KITZ Corp. (a)	170,000	1,537,203
Matsui Securities Co., Ltd. (a)	162,900	1,244,049
Mitsubishi UFJ Lease & Finance Co., Ltd.	40,710	1,343,247
Nidec Corp.	21,700	1,521,657
Park24 Co., Ltd. (a)	215,000	1,934,213
Sumitomo Realty & Development Co., Ltd.	184,000	6,437,828

(Cost $14,249,659)		20,418,153
Korea 1.0%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Cost $810,406)	55,400	3,473,095
Netherlands 4.9%
Arcadis NV	23,735	1,702,399
Chicago Bridge & Iron Co., NV (New York Shares)	117,900	5,076,774
QIAGEN NV* (a)	186,900	3,607,189

SBM Offshore NV	156,783	6,160,116

(Cost $8,443,384)		16,546,478
Norway 0.8%
Electromagnetic GeoServices AS* (a)	33,250	556,243
Prosafe ASA	126,563	2,250,867

(Cost $1,949,746)		2,807,110
Spain 0.6%
Tecnicas Reunidas SA (Cost $1,710,673)	27,230	2,004,906
Sweden 1.3%
Brostrom AB "B" (a)	144,100	1,552,750
Eniro AB	160,800	1,962,074
Micronic Laser Systems AB* (a)	124,200	876,729

(Cost $3,458,893)		4,391,553
Switzerland 1.0%
Advanced Digital Broadcast Holdings SA (ADB Group) (Registered)*	16,968	716,035
Fortune Management, Inc. (REG S)* (a)	322,568	256,985
Partners Group (Registered)	18,500	2,286,303

(Cost $2,881,879)		3,259,323
Taiwan 2.5%
Powerchip Semiconductor Corp.	2,728,139	1,352,339
Siliconware Precision Industries Co.	2,398,778	5,376,745
Yuanta Financial Holding Co., Ltd.*	2,813,415	1,716,353

(Cost $3,958,906)		8,445,437
Thailand 0.5%
Bangkok Bank PCL (Foreign Registered) (Cost $1,282,718)	515,100	1,720,857
United Kingdom 9.4%
Aegis Group PLC	487,166	1,248,643
ARM Holdings PLC	1,282,844	4,038,124
Ashmore Group PLC	607,215	3,599,031
BlueBay Asset Management PLC (Unit)*	270,441	2,422,637
Dicom Group PLC	428,171	1,620,733
John Wood Group PLC	244,680	1,972,068
Lamprell PLC	418,584	3,595,437
Michael Page International PLC	417,695	3,525,485
Serco Group PLC	561,624	4,769,051
Taylor Nelson Sofres PLC	457,309	2,112,573
Xchanging Ltd.*	474,056	2,722,406

(Cost $22,954,159)		31,626,188
United States 29.6%
Adams Respiratory Therapeutics, Inc.* (a)	54,400	2,096,576
Advance Auto Parts, Inc.	60,550	2,032,058
Advanced Medical Optics, Inc.*	61,700	1,887,403
Aecom Technology Corp.*	67,068	2,342,685
Aeropostale, Inc.*	106,400	2,027,984
Akamai Technologies, Inc.*	71,000	2,039,830
Allegheny Energy, Inc.*	174,200	9,103,692
AMERIGROUP Corp.*	86,300	2,975,624
Carter's, Inc.*	86,800	1,731,660
Celgene Corp.*	59,700	4,257,207
Cogent, Inc.* (a)	99,200	1,555,456
Diamond Foods, Inc.	61,500	1,270,590

Dresser-Rand Group, Inc.*	87,800	3,749,938
EMS Technologies, Inc.*	51,600	1,265,748
Euronet Worldwide, Inc.* (a)	88,400	2,631,668
First Marblehead Corp.	41,100	1,558,923
Foundation Coal Holdings, Inc.	57,500	2,254,000
FTI Consulting, Inc.*	88,650	4,459,981
Gentex Corp.	78,600	1,685,184
Harman International Industries, Inc.	28,700	2,483,124
Harris Interactive, Inc.*	135,800	585,298
Invitrogen Corp.*	24,500	2,002,385
Itron, Inc.*	55,100	5,128,157
Joy Global, Inc.	81,775	4,159,077
Lam Research Corp.*	28,100	1,496,606
Metabolix, Inc.*	45,100	1,094,126
Mueller Water Products, Inc. "A" (a)	87,300	1,081,647
NeuStar, Inc. "A"*	65,400	2,242,566
Nuveen Investments "A"	45,600	2,824,464
NxStage Medical, Inc.* (a)	190,400	2,758,896
Owens & Minor, Inc.	62,900	2,395,861
P.F. Chang's China Bistro, Inc.* (a)	43,700	1,293,520
Perficient, Inc.*	82,300	1,799,901
Rowan Companies, Inc.	46,900	1,715,602
Schawk, Inc.	87,100	1,965,847
Somanetics Corp.*	96,600	1,798,692
Thoratec Corp.*	117,800	2,437,282
THQ, Inc.*	134,400	3,357,312
Ultra Petroleum Corp.*	96,500	5,986,860

(Cost $64,952,124)		99,533,430

Total Common Stocks (Cost $202,476,246)		326,734,148
Securities Lending Collateral 11.3%
Daily Assets Fund Institutional, 5.38% (c) (d) (Cost $37,964,830)	37,964,830	37,964,830
Cash Equivalents 2.2%
Cash Management QP Trust, 5.14% (c) (Cost $7,447,172)	7,447,172	7,447,172
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $247,888,248)	110.8	372,146,150
Other Assets and Liabilities, Net	(10.8)	(36,159,419)

Net Assets	100.0	335,986,731

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2007 amounted to $36,342,812 which is 10.8% of net assets.
(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

At September 30, 2007, the DWS Global Opportunities VIP had the following sector diversification:

		As a % of
Sector	Market Value ($)	Common Stocks
Financials	74,202,783	22.7%
Information Technology	59,752,932	18.3%
Health Care	53,220,974	16.3%
Industrials	46,589,474	14.3%
Consumer Discretionary	34,091,102	10.4%
Energy	32,398,150	9.9%
Consumer Staples	9,600,798	2.9%
Utilities	9,103,692	2.8%
Materials	4,133,899	1.3%
Telecommunication Services	3,640,344	1.1%
Total Common Stocks	326,734,148	100.0%

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS Growth & Income VIP

	Shares	Value ($)

Common Stocks 96.9%
Consumer Discretionary 10.6%
Auto Components 0.1%
TRW Automotive Holdings Corp.*	10,000	316,800
Hotels Restaurants & Leisure 2.4%
Boyd Gaming Corp.	9,400	402,790
Brinker International, Inc.	16,300	447,272
Darden Restaurants, Inc.	26,100	1,092,546
McDonald's Corp.	48,800	2,658,136
Yum! Brands, Inc.	51,800	1,752,394

		6,353,138
Household Durables 0.5%
NVR, Inc.*	3,000	1,410,750
Leisure Equipment & Products 0.2%
Hasbro, Inc.	18,900	526,932
Media 2.7%
CBS Corp. "B"	12,200	384,300
McGraw-Hill Companies, Inc.	68,730	3,499,044
The DIRECTV Group, Inc.*	142,200	3,452,616

		7,335,960

Multiline Retail 1.2%
Big Lots, Inc.*	17,300	516,232
Dollar Tree Stores, Inc.*	34,400	1,394,576
Family Dollar Stores, Inc.	52,100	1,383,776

		3,294,584
Specialty Retail 2.3%
American Eagle Outfitters, Inc.	44,700	1,176,057
AutoZone, Inc.*	21,200	2,462,168
Dick's Sporting Goods, Inc.*	23,100	1,551,165
RadioShack Corp.	31,000	640,460
The Sherwin-Williams Co.	4,900	321,979

		6,151,829
Textiles, Apparel & Luxury Goods 1.2%
Coach, Inc.*	11,600	548,332
NIKE, Inc. "B"	8,600	504,476
Polo Ralph Lauren Corp.	26,200	2,037,050

		3,089,858
Consumer Staples 6.8%
Beverages 0.8%
Coca-Cola Enterprises, Inc.	56,600	1,370,852
PepsiCo, Inc.	11,300	827,838

		2,198,690
Food & Staples Retailing 1.5%
BJ's Wholesale Club, Inc.*	35,400	1,173,864
Costco Wholesale Corp.	18,400	1,129,208
Kroger Co.	34,200	975,384
Safeway, Inc.	19,600	648,956

		3,927,412
Food Products 1.6%
Dean Foods Co.	11,200	286,496
General Mills, Inc.	46,200	2,680,062
H.J. Heinz Co.	14,200	656,040
Kellogg Co.	7,800	436,800
The J.M. Smucker Co.	7,100	379,282

		4,438,680
Household Products 1.4%
Colgate-Palmolive Co.	35,000	2,496,200
Energizer Holdings, Inc.*	6,000	665,100
Kimberly-Clark Corp.	8,400	590,184

		3,751,484
Personal Products 0.2%
Estee Lauder Companies, Inc. "A"	9,500	403,370
Tobacco 1.3%
Altria Group, Inc.	38,820	2,699,154
Loews Corp. - Carolina Group	10,100	830,523

		3,529,677
Energy 13.3%
Energy Equipment & Services 4.4%
ENSCO International, Inc.	24,300	1,363,230
Global Industries Ltd.*	61,900	1,594,544
GlobalSantaFe Corp.	8,200	623,364
Noble Corp.	29,900	1,466,595

Patterson-UTI Energy, Inc.	43,600	984,052
Tidewater, Inc.	27,400	1,721,816
Transocean, Inc.*	29,600	3,346,280
Unit Corp.*	16,200	784,080

		11,883,961
Oil, Gas & Consumable Fuels 8.9%
Chesapeake Energy Corp.	13,300	468,958
Chevron Corp.	62,700	5,867,466
Devon Energy Corp.	38,700	3,219,840
El Paso Corp.	26,500	449,705
ExxonMobil Corp.	61,339	5,677,538
Frontier Oil Corp.	49,500	2,061,180
Marathon Oil Corp.	43,500	2,480,370
Sunoco, Inc.	34,200	2,420,676
Tesoro Corp.	27,000	1,242,540

		23,888,273
Financials 16.6%
Capital Markets 3.7%
Morgan Stanley	70,435	4,437,405
State Street Corp.	7,500	511,200
The Goldman Sachs Group, Inc.	23,065	4,999,108

		9,947,713
Commercial Banks 1.6%
Wells Fargo & Co.	119,260	4,248,041
Consumer Finance 0.4%
Capital One Financial Corp.	16,300	1,082,809
Diversified Financial Services 5.5%
Bank of America Corp.	150,270	7,554,073
Citigroup, Inc.	83,800	3,910,946
JPMorgan Chase & Co.	71,000	3,253,220

		14,718,239
Insurance 3.3%
ACE Ltd.	16,200	981,234
Arch Capital Group Ltd.*	5,600	416,696
Genworth Financial, Inc. "A"	22,300	685,279
Hartford Financial Services Group, Inc.	5,400	499,770
MetLife, Inc.	40,150	2,799,660
W.R. Berkley Corp.	31,200	924,456
XL Capital Ltd. "A"	34,600	2,740,320

		9,047,415
Real Estate Investment Trusts 1.6%
AMB Property Corp. (REIT)	2,500	149,525
AvalonBay Communities, Inc. (REIT)	2,000	236,120
Equity Residential (REIT)	13,900	588,804
Essex Property Trust, Inc. (REIT)	500	58,785
Host Hotels & Resorts, Inc. (REIT)	20,100	451,044
ProLogis (REIT)	11,700	776,295
Public Storage (REIT)	6,700	526,955
Simon Property Group, Inc. (REIT)	6,900	690,000
The Macerich Co. (REIT)	1,500	131,370
Vornado Realty Trust (REIT)	6,300	688,905

		4,297,803

Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.	7,700	791,252
Thrifts & Mortgage Finance 0.2%
MGIC Investment Corp.	21,200	684,972
Health Care 12.9%
Biotechnology 1.5%
Genzyme Corp.*	5,400	334,584
Gilead Sciences, Inc.*	87,400	3,572,038

		3,906,622
Health Care Equipment & Supplies 1.7%
Advanced Medical Optics, Inc.*	13,800	422,142
Baxter International, Inc.	12,900	726,012
Becton, Dickinson & Co.	31,200	2,559,960
Kinetic Concepts, Inc.*	6,000	337,680
Zimmer Holdings, Inc.*	5,900	477,841

		4,523,635
Health Care Providers & Services 3.6%
Aetna, Inc.	61,700	3,348,459
Coventry Health Care, Inc.*	35,000	2,177,350
Health Net, Inc.*	22,200	1,199,910
Humana, Inc.*	31,800	2,222,184
Medco Health Solutions, Inc.*	8,700	786,393

		9,734,296
Life Sciences Tools & Services 0.6%
Invitrogen Corp.*	21,200	1,732,676
Pharmaceuticals 5.5%
Abbott Laboratories	58,900	3,158,218
Bristol-Myers Squibb Co.	91,500	2,637,030
Eli Lilly & Co.	80,100	4,560,093
Endo Pharmaceuticals Holdings, Inc.*	12,600	390,726
Johnson & Johnson	19,400	1,274,580
Merck & Co., Inc.	41,300	2,134,797
Sepracor, Inc.*	21,400	588,500

		14,743,944
Industrials 9.8%
Aerospace & Defense 5.7%
Boeing Co.	49,940	5,243,201
Honeywell International, Inc.	73,220	4,354,393
Lockheed Martin Corp.	44,400	4,816,956
Precision Castparts Corp.	5,700	843,486

		15,258,036
Airlines 0.6%
Continental Airlines, Inc. "B"*	32,100	1,060,263
Delta Air Lines, Inc.*	36,700	658,765

		1,719,028
Commercial Services & Supplies 0.4%
Dun & Bradstreet Corp.	8,500	838,185
The Brink's Co.	6,500	363,220

		1,201,405
Construction & Engineering 0.4%
Fluor Corp.	8,000	1,151,840
Industrial Conglomerates 1.3%
General Electric Co.	77,750	3,218,850

Teleflex, Inc.	3,700	288,304

		3,507,154
Machinery 1.0%
PACCAR, Inc.	30,000	2,557,500
Road & Rail 0.4%
Ryder System, Inc.	19,100	935,900
Information Technology 14.7%
Communications Equipment 0.1%
Cisco Systems, Inc.*	6,830	226,141
Computers & Peripherals 6.0%
Apple, Inc.*	28,400	4,360,536
Hewlett-Packard Co.	101,400	5,048,706
International Business Machines Corp.	50,100	5,901,780
NCR Corp.*	13,900	692,220

		16,003,242
Internet Software & Services 1.3%
eBay, Inc.*	34,170	1,333,313
Google, Inc. "A"*	4,020	2,280,426

		3,613,739
IT Services 1.8%
Accenture Ltd. "A"	64,400	2,592,100
Computer Sciences Corp.*	42,400	2,370,160

		4,962,260
Semiconductors & Semiconductor Equipment 2.5%
Applied Materials, Inc.	25,600	529,920
MEMC Electronic Materials, Inc.*	21,400	1,259,604
National Semiconductor Corp.	95,800	2,598,096
NVIDIA Corp.*	36,900	1,337,256
Teradyne, Inc.*	67,700	934,260

		6,659,136
Software 3.0%
Microsoft Corp.	253,375	7,464,428
Symantec Corp.*	31,430	609,113

		8,073,541
Materials 4.6%
Chemicals 1.0%
Albemarle Corp.	19,300	853,060
Celanese Corp. "A"	40,500	1,578,690
Dow Chemical Co.	5,000	215,300

		2,647,050
Containers & Packaging 0.7%
Ball Corp.	8,000	430,000
Packaging Corp. of America	20,700	601,749
Pactiv Corp.*	16,400	470,024
Sonoco Products Co.	9,700	292,746

		1,794,519
Metals & Mining 2.9%
Alcoa, Inc.	89,900	3,516,888
Freeport-McMoRan Copper & Gold, Inc.	28,700	3,010,343
Southern Copper Corp. (a)	11,500	1,424,045

		7,951,276

Telecommunication Services 4.8%
Diversified Telecommunication Services 4.7%
AT&T, Inc.	70,780	2,994,702
CenturyTel, Inc.	21,600	998,352
Citizens Communications Co.	23,100	330,792
Embarq Corp.	29,800	1,656,880
Verizon Communications, Inc.	127,700	5,654,556
Windstream Corp.	67,000	946,040

		12,581,322
Wireless Telecommunication Services 0.1%
United States Cellular Corp.*	3,600	353,520
Utilities 2.8%
Electric Utilities 1.8%
Edison International	12,900	715,305
FirstEnergy Corp.	22,800	1,444,152
Southern Co.	77,400	2,808,072

		4,967,529
Multi-Utilities 1.0%
Sempra Energy	45,500	2,644,460

Total Common Stocks (Cost $240,537,404)		260,769,413
	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.2%
US Treasury Bill, 4.093%**, 10/18/2007 (b) (Cost $598,840)	600,000	598,840
	Shares	Value ($)

Securities Lending Collateral 0.5%
Daily Assets Fund Institutional, 5.38% (c) (d) (Cost $1,315,310)	1,315,310	1,315,310
Cash Equivalents 2.9%
Cash Management QP Trust, 5.14% (c) (Cost $7,902,710)	7,902,710	7,902,710
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $250,354,264)	100.5	270,586,273
Other Assets and Liabilities, Net	(0.5)	(1,458,554)

Net Assets	100.0	269,127,719

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2007 amounted to $1,289,251 which is 0.5% of net assets.
(b)	At September 30, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.

REIT: Real Estate Investment Trust
At September 30, 2007, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P 500 Index	12/20/2007	22	8,209,883	8,459,550	249,667

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS Health Care VIP

	Shares	Value ($)

Common Stocks 97.6%
Health Care 97.6%
Biotechnology 20.5%
Alexion Pharmaceuticals, Inc.* (a)	16,000	1,042,400
Amgen, Inc.*	28,950	1,637,701
Amylin Pharmaceuticals, Inc.*	10,700	535,000
Applera Corp. - Celera Group*	76,100	1,069,966
Biogen Idec, Inc.*	29,020	1,924,897
BioMarin Pharmaceutical, Inc.* (a)	46,300	1,152,870
Celgene Corp.*	34,200	2,438,802
Cepheid, Inc.* (a)	36,900	841,320
Gen-Probe, Inc.*	21,100	1,404,838
Genentech, Inc.*	25,300	1,973,906
Genmab A/S* (a)	12,900	802,855
Genzyme Corp.*	33,400	2,069,464
Gilead Sciences, Inc.*	59,700	2,439,939
Keryx Biopharmaceuticals, Inc.* (a)	27,600	274,344
PDL BioPharma, Inc.*	40,500	875,205
Regeneron Pharmaceuticals, Inc.*	30,000	534,000
Vertex Pharmaceuticals, Inc.*	18,200	699,062

		21,716,569
Health Care Services 21.4%
Aetna, Inc.	33,000	1,790,910
Allscripts Healthcare Solutions, Inc.*	39,100	1,056,873
Covance, Inc.*	21,500	1,674,850
CVS Caremark Corp.	48,831	1,935,173
Express Scripts, Inc.*	28,100	1,568,542
Fresenius Medical Care AG & Co. (a)	29,197	1,551,967
HealthExtras, Inc.*	18,600	517,638
Henry Schein, Inc.*	22,600	1,374,984
Laboratory Corp. of America Holdings* (a)	20,200	1,580,246
McKesson Corp.	35,700	2,098,803
Medco Health Solutions, Inc.*	19,184	1,734,042
Quality Systems, Inc. (a)	31,100	1,139,193
TriZetto Group, Inc.*	29,100	509,541
UnitedHealth Group, Inc.	42,100	2,038,903

WellPoint, Inc.*	26,000	2,051,920

		22,623,585
Life Sciences Equipment 4.6%
Pharmaceutical Product Development, Inc.	39,700	1,406,968
Thermo Fisher Scientific, Inc.*	59,400	3,428,568

		4,835,536
Medical Supply & Specialty 21.0%
Alcon, Inc.	11,400	1,640,688
ArthroCare Corp.*	26,800	1,497,852
Baxter International, Inc.	58,900	3,314,892
Beckman Coulter, Inc.	8,400	619,584
Becton, Dickinson & Co.	25,400	2,084,070
C.R. Bard, Inc.	29,100	2,566,329
Cynosure, Inc. "A"*	12,900	476,010
Dade Behring Holdings, Inc.	14,000	1,068,900
Hologic, Inc.* (a)	28,800	1,756,800
Medtronic, Inc.	33,900	1,912,299
Mentor Corp. (a)	10,800	497,340
NuVasive, Inc.*	35,000	1,257,550
Respironics, Inc.*	13,000	624,390
SonoSite, Inc.*	15,200	463,904
Stryker Corp.	21,300	1,464,588
Zimmer Holdings, Inc.*	12,100	979,979

		22,225,175
Pharmaceuticals 30.1%
Abbott Laboratories	45,600	2,445,072
Allergan, Inc.	23,300	1,502,151
Astellas Pharma, Inc.	25,200	1,205,337
Bristol-Myers Squibb Co.	61,300	1,766,666
Cardiome Pharma Corp.*	28,600	269,984
Eli Lilly & Co.	38,100	2,169,033
Forest Laboratories, Inc.*	11,800	440,022
Johnson & Johnson	36,500	2,398,050
Merck & Co., Inc.	46,100	2,382,909
Merck KGaA (a)	11,462	1,383,158
MGI Pharma, Inc.*	20,800	577,824
Novartis AG (Registered) (a)	26,096	1,436,106
Pfizer, Inc.	79,140	1,933,390
Roche Holding AG (Genusschein)	16,479	2,986,264
Sanofi-Aventis (a)	16,435	1,393,283
Schering-Plough Corp.	70,200	2,220,426
Shire PLC (ADR)	20,300	1,501,794
Stada Arzneimittel AG (a)	18,897	1,232,659
Vanda Pharmaceuticals, Inc.* (a)	53,000	737,230
Wyeth	42,900	1,911,195

		31,892,553

Total Common Stocks (Cost $70,142,275)		103,293,418
Securities Lending Collateral 8.2%
Daily Assets Fund Institutional, 5.38% (b) (c) (Cost $8,716,943)	8,716,943	8,716,943
Cash Equivalents 1.2%
Cash Management QP Trust, 5.14% (b) (Cost $1,244,370)	1,244,370	1,244,370

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $80,103,588)	107.0	113,254,731
Other Assets and Liabilities, Net (a)	(7.0)	(7,453,399)

Net Assets	100.0	105,801,332

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)

All or a portion of these securities were on loan amounting to $8,226,467. In addition, included in other assets and liabilities is a pending sale, amounting to $192,270, that is also on loan. The value of all securities loaned at September 30, 2007 amounted to $8,418,737 which is 8.0% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.
ADR: American Depositary Receipt

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS International VIP

	Shares	Value ($)

Common Stocks 97.9%
Australia 3.1%
Australia & New Zealand Banking Group Ltd.	405,392	10,660,146
Leighton Holdings Ltd. (a)	181,900	8,268,048
QBE Insurance Group Ltd.	166,000	4,963,429

(Cost $16,908,334)		23,891,623
Austria 1.6%
Erste Bank der oesterreichischen Sparkassen AG	125,449	9,553,317
Wienerberger AG	44,366	2,777,947

(Cost $10,684,092)		12,331,264
Belgium 3.0%
InBev NV	90,600	8,232,157
KBC Groep NV	107,900	14,833,010

(Cost $17,469,529)		23,065,167
Brazil 1.4%
Petroleo Brasileiro SA (ADR)	65,500	4,945,250
Redecard SA (GDR) 144A*	153,800	5,739,182

(Cost $8,163,266)		10,684,432
Canada 1.4%
Shoppers Drug Mart Corp. (a) (Cost $8,377,535)	197,200	10,781,417
China 0.1%
Hidili Industry International Development Ltd.*	116,000	183,837
Sino-Ocean Land Holdings Ltd.*	296,500	419,547

(Cost $399,050)		603,384

Colombia 0.7%
Bancolombia SA (ADR) (REG S) (Preferred) (Cost $5,321,808)	152,700	5,291,055
Cyprus 1.0%
Bank of Cyprus PCL (Cost $7,432,536)	446,928	7,886,532
Finland 2.1%
Nokia Oyj	109,800	4,154,230
Nokian Renkaat Oyj (a)	303,110	11,866,959

(Cost $7,869,096)		16,021,189
France 4.4%
Axa	90,641	4,042,790
Societe Generale	21,533	3,608,686
Total SA	204,188	16,521,029
Vallourec SA	35,010	10,085,202

(Cost $22,224,826)		34,257,707
Germany 14.1%
Adidas AG	60,300	3,956,439
BASF AG (a)	56,330	7,774,527
Bayer AG (a)	140,992	11,206,356
Commerzbank AG (a)	72,688	2,940,300
Continental AG (a)	30,364	4,197,181
DaimlerChrysler AG (Registered)	66,700	6,718,415
E.ON AG (a)	68,668	12,699,945
Fresenius Medical Care AG & Co. (a)	124,382	6,611,529
GEA Group AG*	234,404	8,245,411
Gerresheimer AG*	143,405	7,717,898
Hochtief AG	29,828	3,620,690
Linde AG	65,600	8,135,007
Merck KGaA (a)	43,803	5,285,855
Siemens AG (Registered)	108,118	14,855,608
Stada Arzneimittel AG (a)	88,106	5,747,189

(Cost $78,695,427)		109,712,350
Greece 2.3%
Hellenic Telecommunications Organization SA	252,420	9,343,599
National Bank of Greece SA	130,600	8,295,094

(Cost $9,032,245)		17,638,693
Hong Kong 2.7%
China Mobile Ltd.	397,500	6,506,403
Esprit Holdings Ltd.	900,500	14,198,512

(Cost $13,752,697)		20,704,915
Hungary 0.9%
OTP Bank Nyrt. (Cost $6,556,606)	132,600	7,192,092
India 1.0%
Bharti Airtel Ltd.* (Cost $7,100,386)	328,700	7,890,075
Indonesia 0.3%
PT Telekomunikasi Indonesia (ADR) (Cost $1,824,128)	43,200	2,109,024
Italy 2.2%
UniCredito Italiano SpA (Cost $16,328,297)	2,053,973	17,559,923

Japan 16.1%
Canon, Inc.	455,450	24,671,769
Daito Trust Construction Co., Ltd.	38,500	1,849,641
Japan Tobacco, Inc.	3,815	20,958,263
JFE Holdings, Inc.	127,000	8,950,466
Komatsu Ltd.	243,000	8,111,549
Makita Corp.	93,000	4,048,053
Mitsubishi Corp.	208,100	6,541,064
Mitsui Fudosan Co., Ltd.	162,000	4,472,233
Nintendo Co., Ltd.	5,700	2,950,720
ORIX Corp.	38,400	8,685,396
Sumitomo Corp.	220,000	4,248,389
Suzuki Motor Corp.	382,000	11,259,821
Toyota Motor Corp.	206,400	12,082,650
Yamaha Motor Co., Ltd.	254,000	6,446,702

(Cost $99,825,967)		125,276,716
Kazakhstan 0.3%
KazMunaiGas Exploration Production (GDR) 144A (Cost $2,016,382)	100,100	2,401,399
Korea 0.5%
Samsung Electronics Co., Ltd. (Cost $917,240)	5,797	3,637,604
Mexico 0.9%
Grupo Financiero Banorte SAB de CV "O" (Cost $7,003,148)	1,767,100	6,995,760
Netherlands 0.8%
Akzo Nobel NV (Cost $5,586,895)	72,100	5,938,297
New Zealand 0.3%
Fletcher Building Ltd. (Cost $1,666,515)	218,400	2,097,235
Norway 2.3%
Aker Kvaerner ASA	132,650	4,221,269
Statoil ASA	407,100	13,864,841

(Cost $14,530,097)		18,086,110
Pakistan 0.2%
MCB Bank Ltd. (GDR) 144A (Cost $1,124,251)	72,922	1,575,115
Russia 1.8%
Gazprom (ADR) (b)	168,050	7,373,439
Gazprom (ADR) (b)	3,900	171,990
VTB Bank (GDR) 144A*	697,750	6,244,862

(Cost $14,315,249)		13,790,291
Spain 2.8%
Industria de Diseno Textil SA	113,300	7,624,244
Telefonica SA	501,015	14,034,289

(Cost $16,182,895)		21,658,533
Sweden 1.9%
Rezidor Hotel Group AB	401,600	2,915,042
Tele2 AB "B"	164,950	3,567,577
Telefonaktiebolaget LM Ericsson "B"	2,170,400	8,687,394

(Cost $12,860,866)		15,170,013
Switzerland 10.1%
ABB Ltd. (Registered)	235,593	6,174,772

Compagnie Financiere Richemont SA "A" (Unit)	175,809	11,648,616
Lonza Group AG (Registered)	100,030	10,899,940
Nestle SA (Registered)	21,080	9,468,541
Novartis AG (Registered) (a)	214,935	11,828,230
Roche Holding AG (Genusschein)	74,531	13,506,237
UBS AG (Registered) (a)	279,405	15,009,672

(Cost $54,618,583)		78,536,008
United Arab Emirates 0.5%
Emaar Properties (Cost $4,122,881)	1,250,948	3,645,936
United Kingdom 17.1%
3i Group PLC	548,026	11,169,931
AMEC PLC	1,656,675	25,044,913
Anglo American PLC	211,087	14,083,941
BAE Systems PLC	808,289	8,154,618
Croda Internatinal PLC	449,622	5,874,914
Greene King PLC	519,123	9,358,881
Hammerson PLC	142,588	3,416,068
Informa PLC	467,975	4,788,305
Prudential PLC	571,780	8,782,475
Serco Group PLC	1,102,078	9,358,336
Standard Chartered PLC	272,302	8,904,621
Tesco PLC	991,417	8,908,931
Vodafone Group PLC	1,225,620	4,439,383
Whitbread PLC	315,931	10,500,745

(Cost $109,801,855)		132,786,062

Total Common Stocks (Cost $582,712,682)		759,215,921
Preferred Stocks 1.5%
Germany
Porsche AG (Cost $5,349,360)	5,552	11,786,832
Securities Lending Collateral 8.3%
Daily Assets Fund Institutional, 5.38% (c) (d) (Cost $64,206,947)	64,206,947	64,206,947
Cash Equivalents 0.0%
Cash Management QP Trust, 5.14% (c) (Cost $11,020)	11,020	11,020
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $652,280,009)	107.7	835,220,720
Other Assets and Liabilities, Net	(7.7)	(59,668,429)

Net Assets	100.0	775,552,291

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2007 amounted to $61,104,284 which is 7.9% of net assets.
(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

At September 30, 2007, the DWS International VIP had the following Sector diversification:

		As a % of Common and
Sector	Market Value ($)	Preferred Stocks
Financials	176,147,990	22.9%
Consumer Discretionary	135,247,038	17.5%
Industrials	115,486,547	15.0%
Materials	75,144,520	9.7%
Consumer Staples	58,349,309	7.6%
Health Care	50,696,938	6.6%
Information Technology	49,840,899	6.5%
Energy	49,499,217	6.4%
Telecommunication Services	47,890,350	6.2%
Utilities	12,699,945	1.6%
Total Common and Preferred Stocks	771,002,753	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series I

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Variable Series I

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        November 16, 2007